Net Income (Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2015
Net Income (Loss) Per Share
Schedule of basic and diluted net income (loss) per share

	Year Ended December 31,
	2013	2014	2015
	(In thousands, except per share data)
Basic net income (loss) per share calculation:
Numerator:
Net income (loss) attributable to Weibo	$(39,790)	$(65,325)	$34,745
Denominator:
Weighted average ordinary shares outstanding	146,820	186,878	208,163
Basic net income (loss) per share attributable to Weibo	$(0.27)	$(0.35)	$0.17

Diluted net income (loss) per share calculation:
Numerator:
Net income (loss) attributable for calculating diluted net income (loss) per share	$(39,790)	$(65,325)	$34,745
Denominator:
Weighted average ordinary shares outstanding	146,820	186,878	208,163
Weighted average ordinary shares equivalents:
Effects of dilutive securities
Stock options	—	—	8,572
Unvested restricted share units	—	—	1,183
Shares used in computing diluted net income (loss) per share attributable to Weibo	146,820	186,878	217,918
Diluted net income (loss) per share attributable to Weibo	$(0.27)	$(0.35)	$0.16